Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases was as follows:

	Balance Sheet Classification	December 31, 2019
		(In millions)
Assets
Operating	Operating lease right-of-use assets	$175.3
Finance	Property, plant, and equipment, net	3.9
Total assets		$179.2

Liabilities
Current liabilities
Operating	Accrued expenses	$32.0
Finance	Current portion of long-term debt	1.3
Total current liabilities		33.3
Noncurrent liabilities
Operating	Operating lease liabilities	158.5
Finance	Long-term debt	2.6
Total noncurrent liabilities		161.1
Total lease liabilities		$194.4

Components of Lease Expense
The components of lease expense were as follows:

	Statement of Operations Classification	Year Ended December 31, 2019
		(In millions)
Operating lease cost	Cost of sales and General and administrative	$46.6
Finance lease cost:
Amortization of right-of-use assets	Cost of sales and General and administrative	1.8
Interest on lease liabilities	Interest expense	0.1
Total finance lease cost		1.9
Variable lease cost (1)	Cost of sales and General and administrative	9.3
Net lease cost		$57.8

(1)
Includes short-term leases, which are immaterial.

Future Maturities of Finance Lease Liabilities
As of December 31, 2019, future maturities of lease liabilities were as follows:

	Operating Leases (1)	Finance Leases
	(In millions)
2020	$39.5	$1.4
2021	34.4	1.3
2022	27.6	0.9
2023	23.9	0.3
2024	18.4	0.2
Thereafter	90.4	—
Total lease payments	234.2	4.1
Less: Interest	(43.7)	(0.2)
Present value of lease liabilities	$190.5	$3.9

Future Maturities of Operating Lease Liabilities
As of December 31, 2019, future maturities of lease liabilities were as follows:

	Operating Leases (1)	Finance Leases
	(In millions)
2020	$39.5	$1.4
2021	34.4	1.3
2022	27.6	0.9
2023	23.9	0.3
2024	18.4	0.2
Thereafter	90.4	—
Total lease payments	234.2	4.1
Less: Interest	(43.7)	(0.2)
Present value of lease liabilities	$190.5	$3.9

Composition of Capital Leases
As of December 31, 2018, the composition of capital leases, which are reflected as Property, plant, and equipment in the Consolidated Balance Sheets, is as follows:

December 31,
2018
(in millions)
Machinery and equipment	$5.1
Less accumulated amortization	(3.2)
Total	$1.9

Other Information Related to Leases
Other information related to leases were as follows:

Year Ended December 31, 2019
(In millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$42.0
Operating cash flows from finance leases	0.1
Financing cash flows from finance leases	1.9